CONDENSED CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Allowance for doubtful accounts (in dollars)	$ 20,600	$ 19,900	$ 10,400
Accounts payable due to related parties (in dollars)	169,400	156,000	60,800
Accured compensation liability related party (in dollars)	200,800	189,200	81,200
Accrued consulting fees liability related party (in dollars)	54,000	45,000	27,000
Discounts on secured convertible promissory notes (in dollars)	0	155,700	1,023,900
Discounts on subordinated convertible promissory notes (in dollars)	$ 1,451,700	$ 1,105,200	$ 0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	1,874,175	1,871,352	1,867,690
Common stock, shares outstanding	1,874,175	1,871,352	1,867,690